Capital Stock - Additional Information, Stock-based compensation of Subsidiaries (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)				1,490,000	0	0
Stock option per share value (dollars per share)				$ 2.88	$ 0	$ 0
Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture				$ 0.3	$ 0.3	$ 0.2
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards				95,485	149,366	203,468
Employee stock compensation and other, Number of Shares				82,396
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)				3 years
Stock options granted (in shares)				1,489,648	0	0
Stock option, term (in years)				10 years
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards				787,586	355,944	986,314
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture				$ 2.3	$ 1.4	$ 3.1
Vesting period (in years)				3 years
Restricted Stock Units | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 1.9	$ 1.7	$ 3.1
Restricted Stock Units | Teekay Tankers and Seapeak
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)				3 years
Common Class A | Restricted Stock Units | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	104,185	109,953	182,120
2007 LTIP [Member] | Common Class A | Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period				16,648	16,772	13,125